                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Atticus Capital, LLC
Address: 152 West 57th Street
         45th Floor
         New York, New York  10019


Form 13F File Number: 28-04049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Zoraian
Title:   Chief Financial Officer
Phone:   (212) 373-0800

Signature, Place, and Date of Signing:

         /s/  John Zoraian        New York, New York   May 9, 2001
         _______________________ _____________________ ___________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $779,256
                                            [in thousands]

List of Other Included Managers:           NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

























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

                                                       ATTICUS CAPITAL LLC
                                                            FORM 13-F
                                                         MARCH 31, 2001

   ITEM 1               ITEM 2         ITEM 3        ITEM 4        ITEM 5            ITEM 6           ITEM 7        ITEM 8
    NAME                 CLASS                       FAIR         SHARES      INVESTMENT AUTHORITY             VOTING AUTHORITY
     OF                    OF                        MARKET         OF        ---------------------   OTHER   -------------------
   ISSUER              SECURITIES      CUSIP         VALUE        PRINCIPAL   (a) SOLE  (b)  SHARED  MANAGER  (a) SOLE  (b) SHARED
  --------             ----------      -----         ------       ---------   --------  ------------ -------- --------  ----------


AGILE SOFTWARE CORP.   Common Stock    00846x105     18,416,250   1,637,000    1,637,000             NONE     1,637,000
ALCATEL ALSTHOM        Common Stock    013904305      3,846,104     133,731      133,731             NONE       133,731
ALZA CORP              Common Stock    022615108     33,747,210     821,100      821,100             NONE       821,100
AMERICA ONLINE INC     Common Stock    023645104      4,310,424     107,358      107,358             NONE       107,358
AMERICAN GENERAL
  CORP.                Common Stock    026351106     11,165,000     290,000      290,000             NONE       290,000
AMERICAN INTL
  GROUP INC            Common Stock    026874107      3,841,570      48,020       48,020             NONE        48,020
APPLIED MATERIALS
  INC.                 Common Stock    038222105        496,857      11,422       11,422             NONE        11,422
AT&T CORP              Common Stock    001957109        953,708      44,775       44,775             NONE       44,775
BARRETT RESOURCES      Common Stock    068480201      2,041,700      34,000       34,000             NONE       34,000
BROADVISION INC.       Common Stock    111412102        289,957      54,261       54,261             NONE       54,261
CARDINAL HEALTH        Common Stock    14149Y108      9,012,359      93,151       93,151             NONE       93,151
C-CUBE MICROSYSTEMS
  INC                  Common Stock    125015107      2,034,025     165,200      165,200             NONE      165,200
CENTURA BANKS INC.     Common Stock    15640T100      1,363,150      27,400       27,400             NONE       27,400
CHAMPPS ENTERTAINMENT  Common Stock    158787101     27,260,401   3,207,106    3,207,106             NONE    3,207,106
CHRIS-CRAFT
  INDUSTRIES           Common Stock    170520100      9,859,770     154,300      154,300             NONE      154,300
CISCO SYSTEMS          Common Stock    17275R102      1,279,753      80,933       80,933             NONE       80,933
CIT GROUP INC.         Common Stock    125577106     34,104,392   1,180,900    1,180,900             NONE    1,180,900
CITIGROUP              Common Stock    173034109     23,155,119     514,787      514,787             NONE      514,787
CORNING INC.           Common Stock    219350105      2,117,828     102,360      102,360             NONE      102,360
DALLAS SEMICONDUCTOR
  CORP.                Common Stock    235204104     11,772,752     445,600      445,600             NONE      445,600
DEUTSCHE TELEKOM
  AG - ADR             Common Stock    251566105      3,279,800     142,600      142,600             NONE      142,600
EDISON SCHOOLS INC.    Common Stock    281033100        556,835      27,498       27,498             NONE       27,498
EFFICIENT NETWORKS
  INC.                 Common Stock    282056100     12,337,500     525,000      525,000             NONE      525,000
FLEXTRONICS INTL
  LTD                  Common Stock    879369106      4,965,240     331,016      331,016             NONE      331,016
GENERAL ELECTRIC       Common Stock    369604103      3,347,598      80,665       80,665             NONE       80,665
GLOBAL CROSSING LTD    Common Stock    G3921A100      9,091,127     673,916      673,916             NONE      673,916
GREAT PLAIN SOFTWARE   Common Stock    39119E105     16,995,825     277,200      277,200             NONE      277,200


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HARMONIC INC.          Common Stock    413160102        431,843      76,772       76,772             NONE       76,772
HONEYWELL              Common Stock    438506107     12,388,460     299,600      299,600             NONE      299,600
HONEYWELL              Common Stock    438506107     59,151,175   1,430,500    1,430,500             NONE    1,430,500
I2 TECHNOLOGIES INC.   Common Stock    465754109      1,357,635      93,630       93,630             NONE       93,630
IBP INC                Common Stock    449223106      6,432,525     379,500      379,500             NONE      379,500
JDS UNIPHASE           Common Stock    46612J101     22,521,849   1,221,524    1,221,524             NONE    1,221,524
JP MORGAN & CO. INC.   Common Stock    616880100      6,732,306     149,940      149,940             NONE      149,940
KENT ELECTRONICS CORP  Common Stock    490553104        288,000      16,000       16,000             NONE       16,000
LIBERTY MEDIA CLASS A  Common Stock    001957208      3,600,968     257,212      257,212             NONE      257,212
LSI LOGIC CORP         Common Stock    502161102      2,672,527     169,900      169,900             NONE      169,900
LUCENT TECHNOLOGIES    Common Stock    549463107      1,503,247     150,777      150,777             NONE      150,777
MCI WORLDCOM INC       Common Stock    98155K102      1,551,754      83,037       83,037             NONE       83,037
MEDTRONIC INC          Common Stock    585055106      7,977,056     174,400      174,400             NONE      174,400
MOTOROLA INC           Common Stock    620076109      1,264,363      88,665       88,665             NONE       88,665
NASDAQ 100 TRUST       Common Stock    631100104        391,500      10,000       10,000             NONE       10,000
NORTEL NETWORKS        Common Stock    665815106      3,803,855     270,737      270,737             NONE      270,737
OLD KENT FINANCIAL
  CORP.                Common Stock    679833103      4,970,280     128,100      128,100             NONE      128,100
O'SULLIVAN INDUSTRIES
  $1.50 PER SHARE 12%  Preferred Stock 67104Q205      3,016,350   2,010,900    2,010,900             NONE    2,010,900
PFIZER INC.            Common Stock    717081103        597,870      14,600       14,600             NONE       14,600
PLUM CREEK TIMBER
  CO. INC.             Common Stock    729251108      7,032,520     290,600      290,600             NONE      290,600
PRICE COMMUNICATIONS
  CORP.                Common Stock    741437305     16,888,550     925,400      925,400             NONE      925,400
QUAKER OATS            Common Stock    747402105     26,203,500     270,000      270,000             NONE      270,000
QWEST COMMUNICATIONS
  INTERNATIONAL        Common Stock    749121109        485,197      13,843       13,843             NONE       13,843
RALSTON PURINA CO.     Common Stock    751277302     54,611,550   1,733,700    1,733,700             NONE    1,733,700
SANMINA CORP           Common Stock    800907107        427,245      21,840       21,840             NONE       21,840
SIEBEL SYSTEMS INC.    Common Stock    826170102      2,624,854      96,502       96,502             NONE       96,502
SILICON VALLEY
  GROUP INC            Common Stock    827066101      3,668,500     133,400      133,400             NONE      133,400
SODEXHO MARRIOT
  SVCS INC.            Common Stock    833793102     13,589,126     465,700      465,700             NONE      465,700
SOLECTRON CORP         Common Stock    834182107      2,955,789     155,486      155,486             NONE      155,486
SPIEKER PROPERTIES     Common Stock    848497103      1,376,735      25,100       25,100             NONE       25,100
SUN MICROSYSTEMS INC   Common Stock    866810104      3,415,214     222,200      222,200             NONE      222,200
SUNTRUST BANKS INC     Common Stock    867914103      3,554,539      54,854       54,854             NONE       54,854
TELFONICA SA-ADR       Common Stock    879382208     12,295,738     256,696      256,696             NONE      256,696
TEXACO INC             Common Stock    881694103     28,040,720     422,300      422,300             NONE      422,300
TOSCO CORP NEW         Common Stock    891490302     23,783,112     556,200      556,200             NONE      556,200
TRUE NORTH
  COMMUNICATIONSD      Common Stock    897844106        434,125      11,500       11,500             NONE       11,500
TYCO INTERNATIONAL     Common Stock    902124106     21,500,000     500,000      500,000             NONE      500,000
UNITED DOMINION
  INDS LTD             Common Stock    909914103      1,001,700      47,700       47,700             NONE       47,700
VIACOM CLASS B         Common Stock    925524308     24,885,525     565,966      565,966             NONE      565,966





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

VIVENDI ADR            Common Stock    92851S204        616,204      10,160       10,160             NONE       10,160
VOICESTREAM WIRELESS   Common Stock    928615103    135,476,982   1,455,177    1,455,177             NONE    1,455,177
WILLAMETTE INDUSTRIES  Common Stock    969133107      2,093,000      45,500       45,500             NONE       45,500

                                                    779,256,241















































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02090001.AH3